PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 89.0%
Asset-Backed Securities 28.9%
Automobiles 5.2%
Exeter Automobile Receivables Trust, Series 2022-01A, Class E, 144A	5.020%	10/15/29	1,200	$1,091,918
JPMorgan Chase Bank NA - CACLN, Series 2020-01, Class F, 144A	6.684	01/25/28	800	802,075
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 144A	7.375	05/15/32	762	755,641
Santander Bank NA, Series 2021-01A, Class D, 144A	5.004	12/15/31	600	559,679
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27	750	697,567
				3,906,880
Collateralized Debt Obligation 2.4%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	2.229(c)	01/15/37	1,900	1,842,879
Collateralized Loan Obligations 14.8%
Battalion CLO Ltd., Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	3.524(c)	05/17/31	500	487,792
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	2.274(c)	10/15/29	480	474,565
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.111(c)	02/15/29	438	433,443
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A2, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.844(c)	01/16/33	2,000	1,920,000
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)	2.136(c)	10/15/32	1,500	1,469,973
Marble Point CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	2.284(c)	10/17/34	500	480,017
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.898(c)	04/21/31	250	241,731

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	2.084%(c)	07/15/29		563	$555,527

Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	2.518(c)	02/20/30		1,943	1,912,670
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	730,442
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month Term SOFR + 1.850% (Cap N/A, Floor 1.850%)	2.701(c)	10/20/32		1,000	967,848
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	2.203(c)	01/20/31		1,000	983,145
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	3.263(c)	07/20/32		500	479,161
					11,136,314
Consumer Loans 3.0%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31		500	404,704
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		1,500	1,403,950
Series 2021-A, Class D, 144A	5.400	03/08/28		500	473,010
					2,281,664
Other 2.3%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.309(c)	10/16/23		400	397,967
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	3.974(c)	04/25/23		710	702,436
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.424(c)	06/25/24		620	603,895
					1,704,298

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.9%
LSF11 Boson Investments Sarl Compartment 2 (Luxembourg), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	1.637%(c)	11/25/60	EUR	366	$375,025
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	335
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	3.000(c)	04/16/23	EUR	294	302,539
					677,899
Student Loans 0.3%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A^	0.000	10/25/48		773	160,431
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	3.018(cc)	01/16/46		61	59,851
					220,282

Total Asset-Backed Securities (cost $22,563,779)					21,770,216
Bank Loans 4.0%
Chemicals 0.2%
Alpha BV (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	4.166(c)	03/18/28		149	141,942
Commercial Services 0.2%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	5.595(c)	08/12/28		168	159,724
Computers 0.3%
McAfee Corp., Tranche B-1 Term Loan, Term SOFR + 4.000%	5.145(c)	03/01/29		250	226,250
Electric 0.3%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26		122	46,955

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Electric (cont’d.)
Lightstone HoldCo LLC,
Term Loan, Term SOFR + 5.750%	7.024%(c)	02/01/27	178	$158,688
Term Loan, Term SOFR + 5.750%	7.024(c)	02/01/27	10	9,201
				214,844
Entertainment 0.3%
Allen Media LLC, Term B Loan, Term SOFR + 5.500%	7.704(c)	02/10/27	298	263,441
Media 0.2%
Diamond Sports Group LLC,
First Lien Term Loan, Term SOFR + 8.000%	9.181(c)	05/25/26	50	49,220
Second Lien Term Loan, Term SOFR + 3.250%	4.431(c)	08/24/26	462	106,488
				155,708
Packaging & Containers 0.5%
Clydesdale Acquisition Holdings, Inc., Term B Loan, Term SOFR + 4.250%	5.875(c)	04/13/29	400	373,875
Pharmaceuticals 0.6%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	4.166(c)	03/01/24	450	436,688
Software 0.3%
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.691(c)	06/13/24	234	209,679
Telecommunications 1.1%
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.170(c)	12/11/26	265	243,970
GTT Communications, Inc., Closing Date U.S. Term Loan, PRIME + 4.750%	8.500(c)	05/30/25	62	48,197

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, Term SOFR + 4.250%	4.920%(c)	02/01/29	286	$261,013
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.666(c)	10/10/24	304	256,203
				809,383

Total Bank Loans (cost $3,356,347)				2,991,534
Commercial Mortgage-Backed Securities 25.0%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35	520	487,707
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	200	185,898
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	100	92,157

Arbor Multifamily Mortgage Securities Trust, Series 2022-MF04, Class A5, 144A	3.403(cc)	02/15/55	1,400	1,281,269
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	197,653
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	490	408,894
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.624(c)	10/15/36	213	201,347
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.974(c)	10/15/36	765	719,112
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)	4.144(c)	12/15/38	347	322,375
Series 2022-AHP, Class E, 144A, 1 Month Term SOFR + 3.040% (Cap N/A, Floor 3.040%)	4.319(c)	01/17/39	1,450	1,409,941

Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.903(cc)	01/10/36	726	703,131
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	4.090(c)	11/15/37	1,293	1,251,172
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	3.474(c)	05/15/36	150	143,957
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	3.974(c)	05/15/36	2,353	2,235,530

CSAIL Commercial Mortgage Trust, Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48	25,076	174,993

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.190%(c)	05/15/35		160	$150,762
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		500	404,800
Deco DAC (Ireland),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)	2.570(c)	08/07/30	GBP	383	449,803
Series 2019-RAM, Class B, SONIO/N + 3.607% (Cap N/A, Floor 3.607%)	4.170(c)	08/07/30	GBP	178	188,502

FHLMC Multifamily Mortgage Trust, Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		94,041	285,555
FHLMC Multifamily Structured Pass-Through Certificates,
Series K026, Class X1, IO	1.039(cc)	11/25/22		1,293	2,352
Series K052, Class X1, IO	0.775(cc)	11/25/25		2,187	39,689
Series K058, Class X1, IO	1.046(cc)	08/25/26		3,586	114,524
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)	4.874(c)	10/15/36		1,950	1,806,180
Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	5.874(c)	10/15/36		140	130,121

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		100	92,163
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.490(cc)	12/15/48		1,620	18,093
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		600	581,931
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	4.714(c)	06/15/38		1,300	1,178,849

Last Mile Logistics Pan Euro Finance DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	1.900(c)	08/17/33	EUR	100	99,163
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)	3.925(c)	04/15/38		300	278,912
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		250	171,603
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, IO, 144A	0.413(cc)	03/15/48		10,000	78,798
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		525	459,667

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

One New York Plaza Trust, Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.074%(c)	01/15/36		300	$285,396
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	3.949(c)	11/15/38		260	239,764
Taurus UK DAC (Ireland),
Series 2021-UK1A, Class D, 144A, SONIO/N + 2.600% (Cap N/A, Floor 2.600%)	3.208(c)	05/17/31	GBP	248	279,270
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	2.708(c)	08/17/31	GBP	239	266,159
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.568(cc)	12/15/48		6,400	92,371
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	4.824(c)	05/15/31		340	320,837
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	5.824(c)	05/15/31		1,000	938,056

Total Commercial Mortgage-Backed Securities (cost $20,151,589)					18,768,456
Corporate Bonds 5.4%
Aerospace & Defense 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		21	18,983
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		50	41,616
					60,599
Banks 5.1%
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)		550	512,014
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)		700	580,466
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		700	581,112
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)		605	499,758

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		760	593,597
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)		500	441,282
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		80	67,841

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	6.750%(c)	09/30/24	600	$575,621
				3,851,691
Entertainment 0.0%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	61	40,555
Media 0.0%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27	75	8,965
Pipelines 0.2%
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	140	120,402

Total Corporate Bonds (cost $4,802,701)				4,082,212
Residential Mortgage-Backed Securities 25.7%
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.474(c)	10/25/28	71	70,594
Series 2019-02A, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 3.100%)	4.724(c)	04/25/29	2,500	2,418,971
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.224(c)	07/25/29	572	569,531
Series 2019-04A, Class M2, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.474(c)	10/25/29	1,490	1,429,766
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	5.624(c)	08/26/30	89	89,369
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	5.224(c)	06/25/30	493	491,118
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.876(c)	03/25/31	150	147,247
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	4.626(c)	01/26/32	510	487,290

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	2.783%(c)	09/12/26	164	$162,684
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)	5.974(c)	04/25/31	1,600	1,586,363
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	4.026(c)	10/25/41	130	111,352
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	5.426(c)	01/25/42	620	543,484
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	7.176(c)	03/25/42	75	73,244
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	6.176(c)	03/25/42	60	55,946
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	4.924(c)	04/25/29	1,000	989,449
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	3.626(c)	10/25/33	295	294,351
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	4.376(c)	04/25/34	240	225,786

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	4.226(c)	11/25/41	90	76,975
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.926(c)	11/25/50	110	103,593
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	4.576(c)	11/25/41	150	128,310
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	3.924(c)	01/25/50	900	804,352
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	6.724(c)	06/25/50	67	67,812
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	7.624(c)	08/25/50	100	104,137
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	5.726(c)	10/25/50	120	121,310
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	6.874(c)	09/25/50	120	119,706
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	3.576(c)	01/25/51	250	201,866
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.976(c)	01/25/34	890	763,864

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	4.326%(c)	10/25/41	1,500	$1,283,104
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	4.276(c)	09/25/41	90	75,528
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	4.676(c)	12/25/41	260	214,622
Home Re Ltd. (Bermuda),
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	5.774(c)	10/25/30	200	200,533
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	3.924(c)	07/25/33	150	142,928
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)	2.176(c)	01/25/34	1,039	1,030,800
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	3.726(c)	01/25/34	410	386,093

Oaktown Re V Ltd. (Bermuda), Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	5.224(c)	10/25/30	80	79,720
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	3.826(c)	04/25/34	200	186,513
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	5.467(c)	12/25/22	332	329,375
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.474(c)	02/25/23	100	99,381
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.274(c)	08/25/25	100	98,678
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	4.324(c)	03/25/28	800	793,597
Series 2019-01, Class B1, 144A, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)	6.074(c)	02/25/29	1,000	976,184
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.374(c)	06/25/29	681	678,739
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	4.626(c)	11/25/31	300	288,089

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.555%(c)	07/30/75	EUR	237	$247,490

Total Residential Mortgage-Backed Securities (cost $20,311,734)					19,349,844

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp. Backstop Commitment (cost $398)	42	3,406

Total Long-Term Investments (cost $71,186,548)		66,965,668

Short-Term Investment 9.7%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $7,271,573)	7,271,573	7,271,573

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.7% (cost $78,458,121)		74,237,241
Options Written*~ (0.0)%
(premiums received $0)		(28)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.7% (cost $78,458,121)		74,237,213
Other assets in excess of liabilities(z) 1.3%		956,359

Net Assets 100.0%		$75,193,572

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CDS—Credit Default Swap

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $631,875 and 0.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	330	$(10)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	630	(18)
Total Options Written (premiums received $—)								$(28)
Futures contracts outstanding at June 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1	20 Year U.S. Treasury Bonds	Sep. 2022	$138,625	$(2,325)

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Futures contracts outstanding at June 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
14	2 Year U.S. Treasury Notes	Sep. 2022	$2,940,219	$3,301
4	5 Year Euro-Bobl	Sep. 2022	520,579	4,084
32	5 Year U.S. Treasury Notes	Sep. 2022	3,592,000	23,113
23	10 Year U.S. Treasury Notes	Sep. 2022	2,726,219	(12,609)
4	Euro Schatz Index	Sep. 2022	457,514	1,024
				18,913
				$16,588
Forward foreign currency exchange contracts outstanding at June 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/22	The Toronto-Dominion Bank	GBP	996	$1,221,673	$1,213,067	$—	$(8,606)
Expiring 07/05/22	UBS AG	GBP	64	78,734	78,148	—	(586)
Euro,
Expiring 07/05/22	Bank of America, N.A.	EUR	1,692	1,782,059	1,774,066	—	(7,993)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	EUR	93	97,713	97,273	—	(440)
				$3,180,179	$3,162,554	—	(17,625)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/22	Barclays Bank PLC	GBP	1,061	$1,326,012	$1,291,216	$34,796	$—
Expiring 08/02/22	The Toronto-Dominion Bank	GBP	996	1,222,263	1,213,709	8,554	—
Euro,
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	1,785	1,918,871	1,871,339	47,532	—
Expiring 08/02/22	Bank of America, N.A.	EUR	1,692	1,785,295	1,777,402	7,893	—
				$6,252,441	$6,153,666	98,775	—
						$98,775	$(17,625)

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Bank of America Funding Corp.	07/28/22	0.500%(M)		169	*	$5	$(2)	$7	Goldman Sachs International
Black Diamond CLO	07/26/22	1.000%(M)	EUR	130	*	118	(3)	121	Goldman Sachs International
Carlyle CLO	07/26/22	1.000%(M)	EUR	131	*	119	(3)	122	Goldman Sachs International
Chase Mortgage Finance Corp.	07/28/22	0.500%(M)		31	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	07/27/22	1.250%(M)		85	*	91	(3)	94	Goldman Sachs International
COMM Mortgage Trust	07/27/22	1.250%(M)		85	4.670%	91	(3)	94	Goldman Sachs International
COMM Mortgage Trust	07/27/22	1.250%(M)		72	*	78	(2)	80	Goldman Sachs International
COMM Mortgage Trust	07/27/22	1.250%(M)		72	*	78	(2)	80	Goldman Sachs International
COMM Mortgage Trust	07/27/22	1.250%(M)		68	*	73	(2)	75	Goldman Sachs International
COMM Mortgage Trust	07/27/22	1.250%(M)		44	*	47	(1)	48	Goldman Sachs International
Cross Ocean CLO	07/26/22	1.000%(M)	EUR	458	*	413	(12)	425	Goldman Sachs International
CRSNT Trust	07/27/22	1.250%(M)		179	*	192	(6)	198	Goldman Sachs International
GS_21-PJ2-A	07/14/22	0.500%(M)		180	0.500%	150	(17)	167	Goldman Sachs International
GS_21-PJ-A	07/14/22	0.250%(M)		343	*	142	(17)	159	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Home Re Ltd.	07/28/22	1.250%(M)		664	*	$46	$(22)	$68	Goldman Sachs International
Impac CMB Trust	07/28/22	0.500%(M)		38	*	1	(1)	2	Goldman Sachs International
Investcorp CLO	07/26/22	1.000%(M)	EUR	376	*	339	(10)	349	Goldman Sachs International
Investcorp CLO	07/26/22	1.000%(M)	EUR	254	*	229	(7)	236	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities Trust	07/27/22	1.250%(M)		2,388	1.500%	2,567	(77)	2,644	Goldman Sachs International
Lehman XS Trust	07/28/22	0.500%(M)		63	*	2	(1)	3	Goldman Sachs International
Mill City Mortgage Loan Trust	07/28/22	1.000%(M)		95	*	5	(3)	8	Goldman Sachs International
Multi-Family Structure Credit Risk	07/27/22	1.250%(M)		190	4.670%	205	(6)	211	Goldman Sachs International
Palmer Square CLO	07/26/22	1.000%(M)	EUR	327	*	295	(9)	304	Goldman Sachs International
Pret LLC	07/28/22	0.500%(M)		30	*	1	—	1	Goldman Sachs International
Residential Accredit Loans	07/28/22	0.500%(M)		100	*	3	(1)	4	Goldman Sachs International
Sculptor CLO	07/26/22	1.000%(M)	EUR	192	*	173	(5)	178	Goldman Sachs International
Tharaldson Hotel Potfolio Trust	07/27/22	1.250%(M)		281	4.670%	303	(9)	312	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
UBS Barclays Commercial Mortgage Trust	07/27/22	1.250%(M)	99	*	$106	$(3)	$109	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	07/27/22	1.250%(M)	38	*	41	(1)	42	Goldman Sachs International
					$5,914	$(228)	$6,142

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.37.V2	12/20/26	5.000%(Q)	1,143	5.383%	$74,643	$(14,024)	$(88,667)
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	822	5.757%	(21,987)	(22,848)	(861)
					$52,656	$(36,872)	$(89,528)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at June 30, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
2,100	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	$(134,663)	$9,361	$144,024

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).